UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                             FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FORT POINT CAPITAL MANAGEMENT LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:  028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	ROBERT A. RIEMER
Title:	Chief Financial Officer
Phone:	(415) 394-0450

Signature, Place and Date of Signing:

/s/ Robert A. Riemer          San Francisco, CA          05/15/06
--------------------          -----------------          --------
    [Signature]                 [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                     --------

Form 13F Information Table Entry Total:                    29
                                                     --------

Form 13F Information Table Value Total (x$1000):     $ 21,202
                                                     --------

List of Other Included Managers:

No.          Name
---          ----
                               *
(1)          ------------------

* Mr. ------------- the Investment Manager to -------------- and its affiliate, --------------, ----------------, and --------------- are
treated as a single entity for purposes of the Information Table.


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
FORM 13F INFORMATION TABLE - FIRST QUARTER 2006
FORT POINT CAPITAL MANAGEMENT LLC

                          TITLE                   SHARES
                           OF              VALUE  OR PRN SH/ PUT/ INVST OTH
    NAME OF ISSUER        CLASS    CUSIP  (x1000) AMOUNT PRN CALL DSCRT MGR SOLE SHD NONE
-----------------------------------------------------------------------------------------

ADVANCED AUTO PARTS INC    COM   00751Y106   877  21,064  SH       SOLE    21,064  0    0
ADVENT SOFTWARE INC        COM   007974108   317  11,164  SH       SOLE    11,164  0    0
AKORN INC                  COM   009728106   310  63,773  SH       SOLE    63,773  0    0
ALLIANCE DATA SYSTEM CORP  COM   018581108 1,395  29,827  SH       SOLE    29,827  0    0
ASHLAND INC                COM   044209104 1,196  16,823  SH       SOLE    16,823  0    0
AUTOZONE INC               COM   053332102 1,077  10,799  SH       SOLE    10,799  0    0
BALL CORP W/RTS TO PUR     COM   058498106   943  21,514  SH       SOLE    21,514  0    0
  P/STK
CHESAPEAKE ENERGY CORP     COM   165167107   314  10,005  SH       SOLE    10,005  0    0
COMMSCOPE INC              COM   203372107   938  32,849  SH       SOLE    32,849  0    0
DICKS SPORTING GOODS INC   COM   253393102   815  20,543  SH       SOLE    20,543  0    0
FLOW INTERNATIONAL CORP    COM   343468104   623  47,314  SH       SOLE    47,314  0    0
HOME DEPOT INC             COM   437076102   995  23,532  SH       SOLE    23,532  0    0
HOT TOPIC INC              COM   441339108   242  16,682  SH       SOLE    16,682  0    0
HUDSON CITY BANCORP        COM   443683107   887  66,719  SH       SOLE    66,719  0    0
ISHARES TR                CALL   464287648    52  41,800  SH CALL  SOLE    41,800  0    0
JARDEN CORPORATION         COM   471109108   696  21,180  SH       SOLE    21,180  0    0
KOHLS CORP                 COM   500255104   762  14,380  SH       SOLE    14,380  0    0
LIGHTBRIDGE INC            COM   532226107   512  46,096  SH       SOLE    46,096  0    0
MENTOR CORP MINN           COM   587188103   302   6,675  SH       SOLE     6,675  0    0
MICROS SYSTEMS INC         COM   594901100   706  15,332  SH       SOLE    15,332  0    0
MOTOROLA INC               COM   620076109   928  40,500  SH       SOLE    40,500  0    0
PER-SE TECHNOLOGIES INC  COM NEW 713569309 1,277  47,890  SH       SOLE    47,890  0    0
POLYMEDICA INDS INC        COM   731738100   591  13,957  SH       SOLE    13,957  0    0
QUALCOMM INC               COM   747525103   300   5,937  SH       SOLE     5,937  0    0
RESTORATION HARDWARE INC   COM   760981100   270  47,470  SH       SOLE    47,470  0    0
SIRVA INC                  COM   82967Y104   916 107,435  SH       SOLE   107,435  0    0
THERMO ELECTRON CORP       COM   883556102 1,345  36,264  SH       SOLE    36,264  0    0
TOO INC                    COM   890333107   733  21,350  SH       SOLE    21,350  0    0
UNITED THERAPEUTICS        COM   91307C102   881  13,290  SH       SOLE    13,290  0    0
  CORP DEL